UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-22027
                                                     ---------

                                FundVantage Trust
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              301 Bellevue Parkway
                              Wilmington, DE 19809
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Joel L. Weiss
                               PFPC Worldwide Inc.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
            --------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 302-791-1851
                                                            ------------

                        Date of fiscal year end: April 30
                                                 --------

                   Date of reporting period: October 31, 2007
                                             ----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                   LATEEF FUND
                                       of
                                FundVantage Trust
                     SEMI-ANNUAL INVESTMENT ADVISOR'S REPORT
                                OCTOBER 31, 2007
                                  (UNAUDITED)


DEAR FELLOW SHAREHOLDER,

Since we launched the Fund on September 6, 2007 this is the first letter to our shareholders. The Fund may be relatively new, but our investment strategy and process have been practiced and refined for over 33 years.

We view our shareholders as partners and believe you are a critical component of our success. We strive to align ourselves with partners who understand and value our investment philosophy and process. To this end, this, our first, shareholder letter will outline the key tenets of our strategy and why we believe it is replicable and sustainable. In future communication, we will provide specific examples of how our process is implemented to further heighten your understanding of our strategy.

OUR INVESTMENT STRATEGY

Key tenets of our strategy include:

     1) ABSOLUTE RETURN FOCUS - our first mandate is not to lose money - we endeavor to preserve capital with the second mandate to increase capital in excess of broad market indices.

     2) LONG-TERM HORIZON - we look to own an investment for three to five years or longer. We are investing in businesses, not simply buying pieces of paper. Therefore, we can take advantage of the short-term focus of the market to buy great companies that are suffering from a temporary, non-structural issue. We view investing as a marathon, not a series of 100 yard sprints.

     3) CONCENTRATED AND DIVERSIFIED PORTFOLIO - the Fund will own 15-25 securities. There are very few companies that meet our stringent criteria for investment; consequently, when we identify a great investment we want to make a meaningful commitment. We will not own more than two companies in the same industry or sector.

     4) VALUATION DISCIPLINE - great companies don't always make great investments. We are disciplined in the price we are willing to pay for our investments - the ultimate return for any investment is dictated by the purchase price paid.

Our team of portfolio managers executes this strategy by performing deep, fundamental primary research to identify attractive investment ideas. We do not attempt to make far-reaching macro economic calls or broad theme-based investments - we are one-stock-at-a-time, bottom-up investors. We also do not market time - cash is a residual of our process; if we cannot find attractive investment opportunities, we will hold cash.

OUR INVESTMENT PROCESS

We believe a compelling investment opportunity exists when we can buy a piece of a business that, on a risk-adjusted basis, will generate positive returns in excess of market averages over a reasonable time frame. To put it more directly
- we look to buy very good businesses at exceptional prices to minimize the risk of a permanent loss of capital and can grow our shareholders' capital greater than a broad market. A compelling investment opportunity is a security that has limited downside and substantial upside (we also refer to as positive asymmetric risk/reward). We believe the universe of companies that provide the most attractive candidates generally have sustainably high return on invested capital (ROIC(1)) and growth that we can buy at a discount to intrinsic value. In addition, we have an exhaustive list of qualitative and quantitative criteria that a

                                   LATEEF FUND
                                       of
                                FundVantage Trust
                     SEMI-ANNUAL INVESTMENT ADVISOR'S REPORT
                                OCTOBER 31, 2007
                                  (UNAUDITED)


company needs to meet to even be considered for investment. The criteria are based on three broad areas: company/industry, management and valuation. More specifically, we prefer businesses with highly predictable revenue, pricing power and long product cycles that operate in stable, secular growth industries. For management, we invest with people we trust and admire that are candid, communicative and owner-oriented.

OUR VALUATION APPROACH

Our view is that intrinsic value is the company's future freely distributable cash flows discounted at an appropriate discount rate. Cash generated is a function of two components: incremental returns on capital (ROIC on incremental capital deployed) and growth. The higher the returns and/or growth, all else equal, will lead to higher cash generation and thus higher intrinsic value.

Our job entails trying to anticipate the future. Not an easy chore, by any means. Our goal is to narrow the range of potential outcomes of what a company's cash generation will be. We do this by our intensive due diligence and our extensive years of experience. A primary focus of our research effort is to try to determine the sustainability of a company's competitive advantage(s).

We define risk as a permanent impairment of capital; thus we are highly mindful of the potential for a company to experience a material deterioration in their cash generating ability. Thus, we avoid companies whose business can experience dramatic fundamental shifts or that we cannot reasonably predict years into the future. This process leads us to businesses that have a long history of operations run by capable management teams that have stood the test of time and proven their competitive strengths. Once we have a highly probable range of outcomes of cash flow projections, we can reasonably calculate a company's range of intrinsic values.

This is only part of the equation. We then need to determine what are the market's embedded expectations for this company. If the market is already discounting the positives we anticipate with a high stock price, we will not be able to generate excess returns. If there is a divergence between our intrinsic value and the market's embedded expectation, we need to understand why. Oftentimes, these opportunities allow us to take advantage of the markets pessimism and fear of a perceived problem that is temporary or non-structural with a company.

If the calculated investment upside substantially outweighs the potential downside (positive asymmetric risk/reward tradeoff previously discussed), we will consider investment in that company. However, that investment must still overcome the last hurdle - is the investment a better opportunity than our existing investments presently owned in the portfolio? These are very high hurdles each idea must overcome to be included in the Fund. Consequently, we believe this selection process concentrates the available opportunity set to the best investment ideas to be considered for the Fund.

We also have the flexibility to enhance the Fund's returns by utilizing limited option strategies with a relatively small percentage of the Fund's assets. These strategies would be used to lower the effective purchase price paid on a given security or increase the effective sale price on currently owned securities or securities that will be purchased.

                                   LATEEF FUND
                                       of
                                FundVantage Trust
                     SEMI-ANNUAL INVESTMENT ADVISOR'S REPORT
                                OCTOBER 31, 2007
                                  (UNAUDITED)


OUR SELL DISCIPLINE

We will sell a position for one of several reasons. First, we will not allow a position to exceed 15% of the portfolio. Second, if a company's stock becomes egregiously over-valued, we will sell. Third, when we find an investment opportunity that is better than our current holding, we will sell to generate cash for the new position. Finally, we will sell when we recognize we did not accurately assess the investment opportunity, including when fundamentals deteriorate relative to our expectations.

As a result of diligently adhering to this investment strategy and philosophy, we will continue to build a portfolio of outstanding companies with excellent investment potential (positive asymmetric risk/reward) in diversified industries/sectors.

INVESTMENT REVIEW

During the period September 6, 2007 until October 31, 2007, the Fund generated a 5.9% return(2), net of fees, versus a 5.0% return for the S&P 500(R) Index over the same period. We still maintain a large cash balance as we continue to work to get the Fund fully invested. This process can take some time as we will only invest when each individual security, on its own, represents a worthy investment. Although we will compare the Fund to a broad market index like the S&P 500(R), we do not manage the Fund to a benchmark and the characteristics of the Fund will not resemble any market index.

Thank you for entrusting us with your confidence. We appreciate your support and look forward to communicating with you in the future.




Lateef Investment Management


THESE COMMENTS REFLECT THE VIEWS OF LATEEF INVESTMENT MANAGEMENT AS OF THE DATE OF THIS LETTER AND ARE SUBJECT TO CHANGE AT ANYTIME.





-------------------------------
(1) ROIC IS A METRIC FOR CALCULATING HOW MUCH CAPITAL/ASSETS A COMPANY HAS TO EXPEND TO GENERATE ITS AFTER-TAX OPERATING PROFIT. THUS, THE HIGHER THE ROIC, THE MORE CASH A BUSINESS GENERATES FOR SIMILAR AMOUNT OF CAPITAL/ASSETS.
(2)  RETURN SHOWN IS FOR THE LATEEF FUND INSTITUTIONAL CLASS I SHARES.

                                   LATEEF FUND
                                       of
                                FundVantage Trust
                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 2007
                                  (UNAUDITED)

--------------------------------------------------------------------------------
               Total Returns For the Period Ended October 31, 2007

                                                                     SINCE
                                                                   INCEPTION*
                                                                 -------------
  CLASS I SHARES                                                     5.90%
  CLASS A SHARES                                                     0.57%
  CLASS C SHARES                                                     5.70%
  RUSSELL (3000)(R) INDEX                                            5.55%
  S&P (500)(R) INDEX                                                 5.00%
--------------------------------------------------------------------------------

* The Fund commenced operations on September 6, 2007.



THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 1(866) 499-2151. THE FUND INTENDS TO EVALUATE PERFORMANCE AS COMPARED TO THAT OF THE STANDARD & POOR'S 500 COMPOSITE PRICE INDEX ("S&P 500") AND THE RUSSELL 3000 INDEX. THE S&P 500 IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF 500 COMMON STOCKS WHICH ARE GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE RUSSELL 3000 INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. STOCKS, REPRESENTING ABOUT 98% OF THE TOTAL CAPITALIZATION OF THE ENTIRE U.S. STOCK MARKET. IT IS IMPOSSIBLE TO INVEST DIRECTLY IN AN INDEX.

THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE FUND'S GROSS ANNUAL OPERATING EXPENSE RATIO, AS STATED IN THE CURRENT PROSPECTUS, IS 1.40%, 1.65%, AND 2.40% FOR CLASS I, CLASS A, AND CLASS C SHARES, RESPECTIVELY. THIS RATE CAN FLUCTUATE AND MAY DIFFER FROM THE ACTUAL EXPENSES INCURRED BY THE FUND FOR THE PERIOD COVERED BY THIS REPORT. THE MAXIMUM SALES CHARGE ON THE PURCHASE OF CLASS ASHARES, AS A PERCENTAGE OF THE OFFERING PRICE, IS 5.00%. THE TOTAL RETURN SHOWN, FOR CLASS A SHARES, REFLECTS THE DEDUCTION OF THE MAXIMUM SALES CHARGE.

                                   LATEEF FUND
                                       of
                                FundVantage Trust
                             FUND EXPENSE DISCLOSURE
                                OCTOBER 31, 2007
                                  (UNAUDITED)


     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This example is based on an investment of $1,000 invested at the beginning of the period from September 6, 2007 through October 31, 2007, and held for the entire period.


ACTUAL EXPENSES

     The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                   LATEEF FUND
                                       of
                                FundVantage Trust
                       FUND EXPENSE DISCLOSURE (CONCLUDED)
                                OCTOBER 31, 2007
                                  (UNAUDITED)



                                                                             LATEEF FUND
                                       ------------------------------------------------------------------------------------
                                         BEGINNING ACCOUNT VALUE         ENDING ACCOUNT VALUE             EXPENSES PAID
                                          SEPTEMBER 6, 2007*               OCTOBER 31, 2007              DURING PERIOD**
                                       ---------------------------      ----------------------        ---------------------
Class I Shares
  Actual                                         $1,000.00                     $1,059.00                      $4.21
  Hypothetical (5% return before expenses)        1,000.00                      1,003.41                       4.10

Class A Shares
  Actual                                         $1,000.00                     $1,059.00                      $4.59
  Hypothetical (5% return before expenses)        1,000.00                      1,003.03                       4.48

Class C Shares
  Actual                                         $1,000.00                     $1,057.00                      $5.75
  Hypothetical (5% return before expenses)        1,000.00                      1,001.90                       5.61


-------------------------
*    Commencement of operations.
** Expenses are equal to an annualized expense ratio of 2.72%, 2.97%, and 3.72% for Class I, Class A, and Class C Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (55), then divided by 366 to reflect the period. The Fund's ending account values on the first line in each table are based on the actual total returns since inception for the Fund of 5.90%, 5.90%, and 5.70% for Class I, Class A, and Class C Shares, respectively.

                                   LATEEF FUND
                                       of
                                FundVantage Trust
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                OCTOBER 31, 2007
                                  (UNAUDITED)


                                 % of Net
                                   Assets        Value
                               ------------  -------------
Domestic Common Stocks:
   Diversified Financials .....     14.9%     $ 8,578,838
   Business Services ..........     13.1        7,545,751
   Consumer Services ..........      6.7        3,896,105
   Insurance ..................      6.6        3,804,868
   Chemicals ..................      4.4        2,554,946
Short-Term Investment .........     46.8       27,028,333
Other Assets in Excess of
    Liabilities ...............      7.5        4,301,818
                                  ------      -----------
NET ASSETS ....................    100.0%     $57,710,659
                                  ======      ===========


--------------------
Portfolio holdings are subject to change at any time.



    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND
                                       of
                                FundVantage Trust
                            PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2007
                                   (UNAUDITED)


                                                         Number of
                                                          Shares        Value
                                                       ------------ ------------
COMMON STOCKS -- 45.7%
BUSINESS SERVICES -- 13.1%
Automatic Data Processing, Inc. ..................         75,960   $  3,764,578
Paychex, Inc. ....................................         90,502      3,781,173
                                                                    ------------
                                                                       7,545,751
                                                                    ------------
CHEMICALS -- 4.4%
Sherwin-Williams Co. (The) .......................         39,971      2,554,946
                                                                    ------------
CONSUMER SERVICES -- 6.7%
Apollo Group, Inc.* ..............................         49,156      3,896,105
                                                                    ------------
DIVERSIFIED FINANCIALS -- 14.9%
American Express Co. .............................         40,118      2,445,192
Affiliated Managers Group, Inc. ..................         19,180      2,523,129
Nasdaq Stock Market, Inc. (The)* .................         77,313      3,610,517
                                                                    ------------
                                                                       8,578,838
                                                                    ------------
INSURANCE -- 6.6%
Berkshire Hathaway, Inc.* ........................            862      3,804,868
                                                                    ------------
   TOTAL COMMON STOCKS(Cost $23,928,558) .........                    26,380,508
                                                                    ------------
SHORT-TERM INVESTMENT -- 46.8%
PNC Bank Money Market Account ....................     27,028,333     27,028,333
                                                                    ------------
   TOTAL SHORT-TERM INVESTMENT(Cost $27,028,333) .                    27,028,333
                                                                    ------------
TOTAL INVESTMENTS -- 92.5%(Cost $50,956,891) .....                    53,408,841

OTHER ASSETS IN EXCESS OF LIABILITIES -- 7.5% ....                     4,301,818
                                                                    ------------
NET ASSETS -- 100.0% .............................                  $ 57,710,659
                                                                    ============


----------------
* Non-income producing.



    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND
                                       of
                                FundVantage Trust
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2007
                                   (UNAUDITED)


ASSETS
   Investments, at value (cost $50,956,891) ...................  $   53,408,841
   Receivable for capital shares sold .........................       5,053,214
   Dividends receivable .......................................         111,740
   Prepaid expenses and other assets ..........................         121,915
                                                                 --------------
     Total assets .............................................      58,695,710
                                                                 --------------
LIABILITIES
   Payable for investments purchased ..........................         806,234
   Payable for capital shares redeemed ........................          71,831
   Payable to Adviser .........................................          36,718
   Payable to Trustees' and Officers' .........................           1,462
   Accrued expenses ...........................................          68,806
                                                                 --------------
     Total liabilities ........................................         985,051
                                                                 --------------
NET ASSETS ....................................................  $   57,710,659
                                                                 ==============
NET ASSETS CONSISTED OF:
   Capital stock, $0.01 par value .............................  $       54,528
   Paid-in capital ............................................      55,213,477
   Accumulated net investment loss ............................         (11,216)
   Accumulated net realized gain from investments .............           1,920
   Net unrealized appreciation on investments .................       2,451,950
                                                                 --------------
     Net assets ...............................................  $   57,710,659
                                                                 ==============
CLASS I:
   Net asset value, offering and redemption price per share
      ($12,554,187/1,185,421 outstanding shares) ..............  $        10.59
                                                                 ==============
CLASS A:
   Net asset value and redemption price per share
      ($29,125,443/2,751,382 outstanding shares) ..............  $        10.59
                                                                 ==============
   Offering price per share (100/95 of $10.59) ................  $        11.15
                                                                 ==============
CLASS C:
   Net asset value, offering and redemption price per share
      ($16,031,029/1,516,008 outstanding shares) ..............  $        10.57
                                                                 ==============

    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND
                                       of
                                FundVantage Trust
                             STATEMENT OF OPERATIONS
                                   (UNAUDITED)


                                                              FOR THE PERIOD
                                                            SEPTEMBER 6, 2007*
                                                            TO OCTOBER 31, 2007
                                                                (UNAUDITED)
                                                          ----------------------
INVESTMENT INCOME
   Dividends .............................................     $     133,848
                                                               -------------
   Total investment income ...............................           133,848
                                                               -------------
EXPENSES
   Advisory fees .........................................            46,226
   Administration and accounting fees ....................            23,882
   Trustees' and officers' fees ..........................            13,458
   Transfer agent out of pocket fees .....................            13,394
   Professional fees .....................................            11,030
   Distribution fees Class C .............................             9,091
   Distribution fees Class A .............................             6,260
   Printing and shareholder reporting fees ...............             6,132
   Registration and filing fees ..........................             4,879
   Shareholder servicing fees Class C ....................             3,030
   Custodian transaction and out of pocket fees ..........             1,470
   Other expenses ........................................             6,212
                                                               -------------
     Total expenses ......................................           145,064
                                                               -------------
   Net investment loss ...................................           (11,216)
                                                               -------------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS:
   Net realized gain from investments ....................             1,920
   Net unrealized appreciation on investments ............         2,451,950
                                                               -------------
   Net realized and unrealized gain from investments .....         2,453,870
                                                               -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....     $   2,442,654
                                                               =============


----------------
*  Commencement of Operations.



    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND
                                       of
                                FundVantage Trust
                       STATEMENT OF CHANGES IN NET ASSETS



                                                              FOR THE PERIOD
                                                            SEPTEMBER 6, 2007*
                                                            TO OCTOBER 31, 2007
                                                               (UNAUDITED)
                                                           --------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS
   Net investment loss ....................................  $     (11,216)
   Net realized gain from investments .....................          1,920
   Net unrealized appreciation on investments .............      2,451,950
                                                             -------------
   Net increase in net assets resulting from operations ...      2,442,654
                                                             -------------
LESS DIVIDENDS TO SHAREHOLDERS:
   Net investment income ..................................             --
                                                             -------------
SHARE TRANSACTIONS(1) .....................................     55,268,005
                                                             -------------
   Total increase in net assets ...........................     57,710,659

NET ASSETS
   Beginning of period ....................................             --
                                                             -------------
   End of period ..........................................  $  57,710,659
                                                             =============


---------------
*   Commencement of Operations.
(1) See Note 4 in the Notes to Financial Statements.


    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND
                                       of
                                FundVantage Trust
                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD SEPTEMBER 6, 2007*
                                                                             TO OCTOBER 31, 2007
                                                                                  (UNAUDITED)
                                                                 -----------------------------------------------
                                                                  CLASS I            CLASS A           CLASS C
                                                                 ---------         -----------        ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .........................    $ 10.00           $  10.00            $ 10.00

Net investment loss ..........................................         --                 --              (0.01)
Net realized and unrealized gain on investments ..............       0.59               0.59               0.58
                                                                  -------            -------            -------
Net increase in net assets resulting from operations .........       0.59               0.59               0.57
                                                                  -------            -------            -------
Dividends to shareholders from:
Net investment income ........................................         --                 --                 --
Net realized capital gains ...................................         --                 --                 --
                                                                  -------            -------            -------
Net asset value, end of period ...............................    $ 10.59            $ 10.59            $ 10.57
                                                                  =======            =======            =======
Total investment return(1) ...................................       5.90%              5.90%              5.70%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ....................    $12,554            $29,126            $16,031
Ratio of expenses to average net assets(2) ...................       2.72%              2.97%              3.72%
Ratio of net investment income to average net assets(2) ......       0.23%             (0.14)%            (0.81)%
Portfolio turnover rate ......................................      0.000%             0.000%             0.000%


---------------
*    Commencement of operations.
(1) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2)  Annualized.


    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND
                                       of
                                FundVantage Trust
                          NOTES TO FINANCIAL STATEMENTS
                           OCTOBER 31, 2007(UNAUDITED)



1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Lateef Fund (the "Fund") is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act"), which commenced investment operations on September 6, 2007. The Fund is a separate series of FundVantage Trust (the "Trust") which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a "series trust" authorized to issue separate series or classes of shares of beneficial interest. The Trust has established the Fund as a separate series of the Trust. Each series is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. As of October 31, 2007, the Fund was the only active investment series of the Trust, and offers separate classes of shares, Class I, Class A, and Class C Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances.

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (NASDAQ) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

                                   LATEEF FUND
                                       of
                                FundVantage Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2007
                                  (UNAUDITED)


     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Investment transactions are recorded on trade date for financial statement preparation purposes. As is normal procedure in the mutual fund industry, for days other than financial reporting period ends, investment transactions not settling on the same day are recorded and factored into a fund's net asset value on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Expenses common to all the Funds in the Trust are allocated among the Funds on the basis of average net assets. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.


2.    TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Lateef Investment Management, L.P. ("Lateef" or the "Adviser"), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets under $500 million; 0.95% of the Fund's average daily net assets of $500 million or more but less than $1 billion; and 0.90% on assets of $1 billion and over. Each class of shares of the Fund pays its respective pro-rata portion of the advisory fee payable by the Fund. For the period ended October 31, 2007, investment advisory fees owed to the Adviser are $36,718.

                                   LATEEF FUND
                                       of
                                FundVantage Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2007
                                  (UNAUDITED)


     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Fund. Administration and accounting fees accrued also include Transfer Agent and Dividend Disbursing Agent fees, Custodian fees and Administration Service fees. For providing administrative and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.14% of the Fund's average daily net assets under $250 million; 0.11% of the Fund's next $250 million average daily net assets; 0.0925% of the Fund's next $250 million of average daily net assets; 0.0725% of the Fund's next $750 million of average daily net assets; and 0.055% of the Fund's average daily net assets in excess of $1,500 million. PFPC is entitled to receive a minimum monthly fee of $11,250. For the period ending October 31, 2007, PFPC's administration and accounting fees were $23,882.

     For providing transfer agent services, PFPC is entitled to receive out of pocket expenses. For the period ended October 31, 2007, PFPC out of pocket transfer agency fees were $13,394.

     PFPC Trust Company provides certain custodial services to the Fund. PFPC Trust Company is a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. For the period ended October 31, 2007, PFPC Trust Company received transaction charges and out of pocket expenses of $1,470.

     PFPC Distributors, Inc. ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain administrative services to the Fund. As compensation for such administrative services, PFPC Distributors is entitled to receive a fee paid by the Fund from the fees PFPC receives from the Fund pursuant to the Administration and Accounting Services Agreement.

     As of October 31, 2007, the Fund owed PFPC and its affiliates $36,760 for their services.

     The Trust and PFPC Distributors, Inc. (the "Underwriter"), are parties to an underwriting agreement dated July 19, 2007. The Trust has adopted a distribution plan for Class A and Class C Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C Shares plan, the Fund reimburses the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 0.75%, respectively, on an annualized basis of the average daily net assets of the Fund's Class A and Class C Shares.

     The Trust maintains a Shareholder Services Plan (the "Services Plan") with respect to the Class C Shares in the Fund. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class C Shares in consideration for payment of a fee of 0.25% on an annual basis, based on Class C Shares average daily net assets.

                                   LATEEF FUND
                                       of
                                FundVantage Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2007
                                  (UNAUDITED)



3.    INVESTMENT IN SECURITIES

     For the period ended October 31, 2007, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

                                                                                         PURCHASES            SALES
                                                                                       -------------      -------------
     Investment Securities .....................................................        $23,928,559        $        --

4.    CAPITAL SHARE TRANSACTIONS

     For the period September 6, 2007 (Commencement of operations) to October 31, 2007 (Unaudited), transactions in capital shares were as follows:

                                                                                          SHARES              VALUE
                                                                                       -------------      -------------
Class I Shares:
     Sales .....................................................................          1,186,579        $12,057,439
     Reinvestments .............................................................                 --                 --
     Redemption Fees* ..........................................................                 --                145
     Redemptions ...............................................................             (1,158)           (12,118)
                                                                                        -----------        -----------
     Net Increase ..............................................................          1,185,421        $12,045,466
                                                                                        -----------        -----------
Class A Shares:
     Sales .....................................................................          2,757,101        $27,888,728
     Reinvestments .............................................................                 --                 --
     Redemption Fees* ..........................................................                 --                408
     Redemptions ...............................................................             (5,719)           (59,529)
                                                                                        -----------        -----------
     Net Increase ..............................................................          2,751,382        $27,829,607
                                                                                        ===========        ===========
Class C Shares:
     Sales .....................................................................          1,516,026        $15,392,920
     Reinvestments .............................................................                 --                 --
     Redemption Fees* ..........................................................                 --                195
     Redemptions ...............................................................                (18)              (183)
                                                                                        -----------        -----------
     Net Increase ..............................................................          1,516,008        $15,392,932
                                                                                        ===========        ===========

* There is a 2.00% redemption fee on shares redeemed which have been held 120 days or less.

                                   LATEEF FUND
                                       of
                                FundVantage Trust
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                           OCTOBER 31, 2007
                                  (UNAUDITED)



5.    FEDERAL INCOME TAX INFORMATION

     At October 31, 2007, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

                                      FEDERAL TAX            UNREALIZED            UNREALIZED           NET UNREALIZED
                                         COST               APPRECIATION          DEPRECIATION           APPRECIATION
                                    ----------------      ----------------       ---------------      ------------------
                                      $50,956,891            $2,502,042             $(50,092)             $2,451,950


6.    NEW ACCOUNTING PRONOUNCEMENTS

     In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes, an interpretation of FAS Statement No. 109." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax assets; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management has adopted FIN 48 and has determined that it has no impact on the Fund's financial statements.

     In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the impact, if any, of the SFAS on the Fund's financial statements.

                                   LATEEF FUND
                                       of
                                FundVantage Trust
                                OTHER INFORMATION
                                   (UNAUDITED)


PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(866) 499-2151 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.


QUARTERLY PORTFOLIO SCHEDULES

     The Trust will file a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1(202) 551-8090.


EVALUATION OF ADVISORY AGREEMENT WITH LATEEF INVESTMENT MANAGEMENT

     At a meeting held on May 31, 2007, the Board of Trustees (the "Board"), including a majority of the Trustees who are not "interested persons" as defined in the Investment Company Act of 1940 (the "Independent Trustees"), unanimously approved an advisory agreement between FundVantage Trust (the "Trust") and Lateef Investment Management ("Lateef" or "Adviser"). In determining whether to approve the agreement, the Trustees considered information provided by Lateef in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that Lateef provided regarding (i) services to be performed for the Lateef Fund, (ii) the size and qualifications of Lateef's portfolio management team, (iii) how Lateef will manage the Lateef Fund including a general description of its investment decision-making process, sources of information and investment strategies, (iv) investment performance information for similarly managed accounts, and (v) brokerage selection procedures. Lateef also provided its Code of Ethics and proxy voting policies and procedures for the Trustees' review and consideration.

     Lateef provided information regarding its proposed advisory fee and an analysis of its fee in relation to the services to the Lateef Fund, the projected cost of providing such services, any other ancillary benefit resulting from Lateef's relationship with the Lateef Fund, the structure of and the method used to determine the compensation received by a portfolio manager and Lateef's most recent financial statements.

     The Trustees reviewed the services to be provided to the Lateef Fund by Lateef and concluded that the nature, extent and quality of the services to be provided were appropriate and consistent with the terms of the advisory agreement, and that the Lateef Fund is likely to benefit from Lateef's services. They also concluded that Lateef has sufficient personnel, with the appropriate education and experience, to serve the Lateef Fund effectively.

                                   LATEEF FUND
                                       of
                                FundVantage Trust
                          OTHER INFORMATION (CONCLUDED)
                                   (UNAUDITED)


     The Trustees considered the costs and benefits received by Lateef in providing services to the Lateef Fund. The Trustees concluded that Lateef's fees from the Lateef Fund, in light of the Lateef Fund's estimated total expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable assets with similar strategies. The Trustees also concluded that the overall estimated expense ratio of the Lateef Fund is reasonable, taking into account the projected size of the Fund and the quality of services to be provided by Lateef.

     The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Lateef Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that the initial advisory fee proposal did not include breakpoints at which the advisory fee would decrease as the Lateef Fund's assets increased. After discussion, Lateef agreed to alter its fee proposal to include breakpoints. The Board determined that economies of scale should be achieved at higher asset levels for the Lateef Fund for the benefit of its shareholders due to breakpoints in the advisory fees.

     In voting to approve the advisory agreement between the Trust and Lateef, the Board considered all relevant factors and the information presented to the Board by Lateef. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his own judgment. The Board determined that they had received adequate information and were able to conclude that the approval of the Lateef advisory agreement between the Trust and Lateef would be in the best interests of the Lateef Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, approved the advisory agreement between the Trust and Lateef.

9


                                   LATEEF FUND
                                       of
                                FundVantage Trust
                                 PRIVACY NOTICE


     THE LATEEF FUND of The FundVantage Trust is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

     In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

     o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

     o    Information about your transactions with the Fund.

     We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Fund may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint
marketing   agreements  who  may  suggest  additional  Fund  services  or  other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

     You can be assured that the Fund considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

     If you have any questions or comments about our privacy practices, please call us at (866) 499-2151.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

INVESTMENT ADVISER
Lateef Investment Management, L.P.
300 Drakes Landing Road
Suite 100
Greenbrae, CA 94904

ADMINISTRATOR
PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

TRANSFER AGENT
PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

UNDERWRITER
PFPC Distributors, Inc.760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
4th Floor
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

                                 [LOGO OMMITED)

                                   LATEEF FUND
                                       OF
                                FUNDVANTAGE TRUST

                                 Class I Shares

                                 Class A Shares

                                 Class C Shares

                                   SEMI-ANNUAL
                                     REPORT

                                October 31, 2007

                                  (Unaudited)




This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of Lateef Fund are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.


ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers for the Lateef Fund as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Schedules of Investments in securities of unaffiliated issuers for the MBIA High Yield Fund MBIA, MBIA Multi-Sector Inflation Protection Fund, MBIA Core Plus Fixed Income Fund and MBIA Municipal Bond Inflation Protection Fund are not provided because such Funds had not yet commenced investment operations as of October 31, 2007.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1)  Not applicable.

  (a)(2)  Certifications  pursuant  to  Rule  30a-2(a)  under  the 1940  Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

     (b)  Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FundVantage Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Joel L. Weiss
                         -------------------------------------------------------
                           Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date              1/2/2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Joel L. Weiss
                         -------------------------------------------------------
                           Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date              1/2/2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ James Shaw
                         -------------------------------------------------------
                           James Shaw, Treasurer and Chief Financial Officer (principal financial officer)

Date              1/2/2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.